Form N-1A Supplement	Mar. 30, 2026
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated March 30, 2026, to the currently effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2025.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

On February 20, 2026, the Trust’s Board of Trustees approved a contractual management fee waiver between Krane Funds Advisors, LLC, the Fund’s investment adviser, and the Trust on behalf of the Fund. Such waiver becomes effective on April 1, 2026.

Accordingly, effective April 1, 2026, the following changes are made to the Prospectus and Statement of Additional Information of the Fund: